Summary of Significant Accounting Policies - Land Use Rights, Intangible Assets, Impairment of Long-Lived Assets (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Impairment or Disposal of Tangible Assets Disclosure
Impairment loss		¥ 0	¥ 7,020,788	¥ 0
Impaired property, plant and equipment	$ 1,012,078				¥ 7,020,788
Proceeds from disposal of property, plant and equipment	$ 539,655	¥ 3,743,590	¥ 5,012,504	¥ 634,000
Land use rights
Intangible Assets, Net
Useful life	50 years	50 years
Production license
Intangible Assets, Net
Useful life	5 years	5 years
Production license renewal term	5 years	5 years